STOCKHOLDERS' DEFICIT (Stock Option Activity) (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Jan. 12, 2016	Dec. 31, 2015	Jan. 12, 2015	Jan. 09, 2015	Dec. 31, 2014	May 03, 2014
Common stock, per share value							$ 0.001
Stock Options [Member]
Awarded stock options		$ 1,050,000
Stock options	3,680,000		600,000
Fair value of options		612,512				417,664
Weighted-average remaining contractual life for stock options outstanding and exercisable	8 years 10 months 24 days
Aggregate intrinsic value of options outstanding and exercisable	$ 0		$ 0
2014 Stock Incentive Plan [Member]
Awarded stock options					$ 200,000
2014 Stock Incentive Plan [Member] | Mr. Ruby [Member]
Awarded stock options				$ 980,000
Common stock, per share value				$ 0.20